Cover	May 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2024
Entity File Number	333-248059
Entity Registrant Name	SYBLEU INC.
Entity Central Index Key	0001818674
Entity Tax Identification Number	85-1412307
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1034 Throgss Neck Expressway
Entity Address, City or Town	Bronx
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10465
City Area Code	(800)
Local Phone Number	807-4631
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false